Share-based compensation, Share Option Awards Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2021
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 3.95		$ 10.35	$ 15.32
Granted (in dollars per share) | $ / shares	4.12		1.37	5.41
Forfeited/Expired (in dollars per share) | $ / shares	11.69		10.85	12.02
Exercised (in dollars per share) | $ / shares	0.03	[1]		2.05
Outstanding at end of period (in dollars per share) | $ / shares	$ 3.87	[2]	$ 3.95	$ 10.35
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares	1,869,547		790,720	461,596
Granted (in shares) | shares	770,251		1,320,120	440,719
Forfeited/Expired (in shares) | shares	(43,634)		(241,293)	(104,299)
Exercised (in shares) | shares	(1,250)	[1]		(7,296)
Outstanding at end of period (in shares) | shares	2,594,914	[2]	1,869,547	790,720
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	5 years 10 months 28 days	[2]	6 years 6 months 21 days	6 years 6 months 25 days	7 years 1 month 20 days
Granted weighted average remaining life in years	6 years 8 months 26 days		6 years 11 months 23 days	7 years 18 days
Forfeited/Expired weighted average remaining life in years	5 years 7 months 24 days		6 years 18 days	6 years 9 months 7 days
Exercised weighted average remaining life in years	4 years 9 months 29 days	[1]		5 years 8 months 26 days
Number of option exercisable (in shares) | shares	701,582		213,243	112,244
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.43		$ 8.7	$ 7.72

[1]	The weighted average share price of share options exercised was $10.73
[2]	701,582 of the awards outstanding as of December 31, 2025 were exercisable (2024: 213,243, 2023: 112,244).